UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

March 31, 2006

Semi-Annual Report

Capstone Church Bond Fund

BUILDING CHURCHES, BUILDING WEALTH

CCBF

CAPSTONE CHURCH BOND FUND

MANAGERS COMMENTARY

MARCH 31, 2006 (UNAUDITED)

Semi-Annual Report

Capstone Church Bond Fund   (XCBFX)

CHURCH BOND FUND

Building Churches, Building Wealth

Dear Shareholder:

The Capstone Church Bond Fund opened in October of 2005 and has the distinction of being the first investment company comprised of church bonds.  The Fund represents a unique opportunity for investors to participate in the growth and expansion of America's churches.

The Fund has garnered a great deal of interest in the investment community and has steadily grown in assets over the last six months.  We would like to thank you for selecting the Capstone Church Bond Fund.

The objective of the Fund is to provide a high level of current income through investment in church mortgage bonds. Church mortgage bonds are bonds issued by non-profit organizations that have a stated Christian mission including local churches, denominations and associations, educational institutions, para-church and other Christian mission-related organizations for purposes including construction, purchase or refinancing of existing real property.

We invite you to visit our website for more information on the Church Bond Fund at www.churchbondfund.com.  Your business is important to us.  We look forward to servicing your investment needs for many years to come.

Sincerely,

Sincerely,

Ed Jaroski

Don McFadden

President

Senior Vice President, Portfolio Manager

Capstone Mutual Funds

Capstone Mutual Funds

CAPSTONE CHURCH BOND FUND

MANAGERS COMMENTARY

MARCH 31, 2006 (UNAUDITED)

Capstone Church Bond Fund

Donald McFadden, Portfolio Manager

Period ending March 31, 2006

Fixed Income Market Overview

Since the opening of the Capstone Church Bond Fund on October 4, 2005, the Federal Reserve Board policymakers raised their short-term interest rate target four times: November 1 and December 13, 2005, and January 31 and March 28 of this year.  Although the Fed raised the target rate a total of one percent during that period, the benchmark 10 and 20 year Treasury bond yields rose only .5% and .4%, respectively.  Therefore, the yield curve remained relatively flat with a very modest difference between short-term and long-term interest rates.  However, the overall rising yields did create an environment where negative total returns were the norm across almost all sectors of the fixed income markets with longer-term bonds having the greatest price decreases.

Performance

The Capstone Church Bond Fund produced a positive .83% return at NAV since inception through March 31, 2006.  At the maximum offering price, the Fund had a negative 2.44% return.  Even though the Fund is new, it performed relatively well to the Lehman Brothers Long Term Government/Credit Index which had a negative 2.49% return for the six months ended March 31, 2006.  The Fund’s good relative returns were due to the high yields of the first mortgage church bonds in the portfolio.  The yield to maturity as of March 31, 2006 of the Fund’s portfolio (excluding cash) was 7.63%.

Outlook

The bond market has since moved higher in current yields in expectation of at least one and possibly two more 0.25% rate hikes at the May and then the June meeting of the Federal Reserve Board. We believe that the yield on all maturities along the yield curve will increase in conjunction with this anticipation as long as economic growth remains consistent with the Fed’s target. If economic activity declines appreciably, however, then the longer maturities will rally in anticipation of a suspension of rate hikes. On the other hand, if inflationary pressures, especially beyond energy prices, increase dramatically, then long-term prices will fall and rates rise in anticipation of further Fed tightening.  In any case, if corporate bond yield spreads relative to Treasuries remain within a reasonable range, the high yield of the underlying portfolio will continue to help insulate investors against the full impact of future long-term rate increases.

CAPSTONE CHURCH BOND FUND

STATE SECTOR DIVERSIFICATION

MARCH 31, 2006 (UNAUDITED)

The table below sets forth the diversification of the Capstone Church Bond Fund investments by State.

State Diversification	Percent*

Alabama	5.43%
California	16.02%
Florida	27.42%
Maryland	1.42%
Nevada	2.40%
Oregon	3.56%
Texas	35.53%
Virginia	1.37%
Washington, DC	3.70%
Short-Term Investments	1.69%
98.54%

* Percentages indicated are based on total net assets as of March 31, 2006.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2006 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets

CORPORATE BONDS - 96.85%
Church Mortgage-Backed Bonds

Alabama		5.43%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		120,454	4.32%
32,000	7.80%, 10/15/2025		31,062	1.11%
California		16.02%
	California Baptist University
80,000	7.50%, 06/05/2023		77,712	2.79%
60,000	7.50%, 12/05/2026		58,164	2.09%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		42,764	1.54%
46,000	7.20%, 05/15/2017		44,275	1.59%
41,000	7.20%, 11/15/2015		39,799	1.43%
45,000	7.20%, 11/15/2016		43,385	1.56%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,340	2.42%
73,000	8.30%, 09/15/2025		72,285	2.60%
Florida		27.42%
	Celebration Church of Jacksonville, Inc.
106,000	7.40%, 10/15/2016		103,732	3.72%
110,000	7.80%, 04/15/2021		110,022	3.95%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		97,190	3.49%
54,000	7.50%, 08/05/2029		52,396	1.88%
146,000	7.50%, 02/05/2029		141,693	5.09%
112,000	7.50%, 02/05/2027		108,450	3.89%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		73,671	2.65%
81,000	7.80%, 09/15/2024		76,456	2.75%
Maryland		1.42%
	Ark of Safety Christian Church		39,672	1.42%
40,000	8.00%, 04/15/2029
Nevada		2.40%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		15,562	0.56%
18,000	7.80%, 12/01/2016		17,503	0.63%
17,000	7.80%, 12/01/2015		16,510	0.59%
18,000	7.80%, 12/01/2016		17,366	0.62%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2006 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets

CORPORATE BONDS - 00.00%
Church Mortgage-Backed Bonds

Oregon		3.56%
	Western Baptist College
27,000	7.50%, 02/15/2016		26,752	0.96%
73,000	7.50%, 08/15/2015		72,387	2.60%
Texas		35.53%
	Christian City View Fellowship
100,000	7.60%, 09/15/2019		98,670	3.54%
123,000	7.70%, 03/15/2022		121,930	4.38%
118,000	7.70%, 09/15/2021		116,985	4.20%
132,000	7.80%, 03/15/2024		131,960	4.74%
138,000	7.80%, 09/15/202		137,986	4.95%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		191,080	6.86%
100,000	7.60%, 06/15/2018		96,570	3.47%
	New Life Christian Ministry, Inc.		94,330	3.39%
100,000	7.50%, 04/15/2024
Virginia		1.37%
	Old Bridge United Methodist Church		38,167	1.37%
40,000	7.90%, 09/24/2023
Washington, DC		3.70%
	Metropolitan Baptist Church		103,106	3.70%
98,000	8.40%, 01/12/2018
	Total Corporate Bonds (Cost $ 2,758,000)	96.85%	2,697,386	96.85%

SHORT TERM INVESTMENTS - 1.69%

Money Market Funds
47,098	Fifth Third Institutional Money Market - 4.50%*	1.69%	47,098	1.69%
	(Cost $47,098)

Total Investments - (Cost $2,805,099)			$ 2,744,485	98.54%

Other Assets Less Liabilities			40,539	1.46%

Net Assets			$ 2,785,024	100.00%

* Variable Rate Security at March 31, 2006

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006 (UNAUDITED)

Assets:
Investment Securities at Market Value	$ 2,744,485
(Cost $2,805,099)
Dividends and Interest Receivable	45,887
Issuance Cost	77,764
Total Assets	2,868,136
Liabilities:
Payable for Issuance Cost	77,764
Accrued Investment Advisory Fee	4,706
Other Accrued Expenses	69
Dividends Payable	573
Total Liabilities	83,112
Net Assets	$ 2,785,024
Net Assets Consist of:
Common Stock, no par value, 2,000,000 shares authorized, 116,788 shares issued and outstanding	2,838,560
Accumulated Undistributed Net Investment Income	7,078
Net Unrealized Depreciation in Value of Investments Based on Identified Cost	(60,614)
Net Assets, for 116,788 shares outstanding	$ 2,785,024

Net Asset Value and Redemption Price
Per Share ($2,785,024/116,788 shares issued and outstanding)	$ 23.85

Offering Price (Net Asset Value Per Share /.9675)	$ 24.65

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended MARCH 31, 2006 (UNAUDITED)

Investment Income:
Interest	$ 76,499
Total Investment Income	76,499
Expenses:
Investment Advisory	4,884
Transfer Agent	6,213
Custodian	900
Organization and Issuance	99,836
Administrative	814
Legal	13,043
Board of Directors	308
Insurance	5,783
Audit	8,000
Printing	1,000
Service	2,741
Miscellaneous	756
Total Expenses	144,278
Less Expense Waivers and Reimbursements	(130,711)
Net Expenses	13,567

Net Investment Income	62,932

Realized and Unrealized Gain(Loss) on Investments:
Net Realized Gain(Loss) on Investment Securities	-
Net Change in Net Unrealized Depreciation on Investment Securities	(60,614)
Net Realized and Unrealized Loss on Investments	(60,614)

Net Increase in Net Assets from Operations	$ 2,318

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended MARCH 31, 2006 (UNAUDITED)

2006
From Operations:
Net Investment Income	$ 62,932
Net Realized Gain on Investment Securities	0
Change in Net Unrealized Appreciation (Depreciation) on Investment Securities	(60,614)
Increase in Net Assets from Operations	2,318

From Distributions to Shareholders:
Net Investment Income	(56,427)
Change in Net Assets from Distributions	(56,427)

From Capital Share Transactions:
Proceeds From Sale of Shares	2,684,737
Shares Issued on Reinvestment of Distributions	54,396
Cost of Shares Redeemed	0
Net Decrease from Shareholder Activity	2,739,133

Net Increase in Net Assets	2,685,024

Net Assets at Beginning of Period	100,000
Net Assets at End of Period (including accumulated undistributed net investment
income of $7,078)	$ 2,785,024

Share Transactions:
Issued	110,427
Reinvested	2,227
Redeemed	-
Net increase in shares	112,654
Shares outstanding beginning of period	4,134
Shares outstanding end of period	116,788

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

FINANCIAL HIGHLIGHTS

For the Six Months Ended MARCH 31, 2006 (UNAUDITED)

Selected data for a share outstanding throughout the period:

2006
Net Asset Value Per Share, Beginning of Period (a)	$ 24.19
Income From Investment Operations:
Net Investment Income (b)	0.70
Net Gains (Losses) on Securities (realized and unrealized)	(0.49)
Total from Investment Operations	0.21

Distributions:
Dividends From Net Investment Income	(0.55)
Net Realized Gains	-
Total from Distributions	(0.55)

Net Asset Value Per Share, End of Period	$ 23.85

Market Value (c)	$ -

Total Return (not annualized)	0.83%

Ratios/Supplemental Data:
Net Assets - End of Period (Thousands)	2,785
Ratio of Expenses to Average Net Assets
Before Expense Reimbursement	13.19%
After Expense Reimbursement	1.24%
Ratio of Net Investment Income to Average Net Assets
Before Expense Reimbursement	-6.20%
After Expense Reimbursement	5.75%
Portfolio Turnover Rate	0%

(a) Does not include sales charge.
(b) Amount calculated based on average shares outstanding throughout the year.
(c) There is no established secondary market for the Fund shares.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF CASH FLOWS

For the Six Months Ended MARCH 31, 2006 (UNAUDITED)

Cash flows from operating activities:
Net increase in net assets resulting from operations	2,318
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Amortization of organization and issuance cost	99,836
Expenses waived by advisor that reduced payable for
payable for organization and issuance cost	(99,836)
Purchase of long-term investment securities	(2,758,000)
Purchase of short-term investments, net	(47,099)
Increase in dividend and interest receivable	(45,887)
Increase in accrued expenses	4,775
Unrealized depreciation on investments	60,614
Increase in dividends payable	573
Net cash used for operating activities	(2,782,706)

Cash flows provided by financing activities:
Proceeds from shares sold	2,684,164
Cash distributions paid	(1,458)
Net cash provided by financing activities	2,682,706

Net decrease in cash	(100,000)

Cash (excludes short-term investments):
Beginning balance	100,000
Ending balance	-

See notes to financial statements

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $54,396.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)

Note 1. Organization

The Capstone Church Bond Fund (the "Fund") is a non-diversified closed-end management investment company. It was formed as a Delaware statutory trust on October 28, 2004, and is registered with the Securities and Exchange Commission.  The Fund’s principal business is investing its assets in mortgage bonds issued by churches and other Christian non-profit organizations that have a stated Christian mission, including local churches, denominations and associations, educational institutions, para-church and other Christian mission related organizations for the purpose of financing capital needs, such as construction of new facilities.  The Fund may invest up to 20% of its net assets in: (a) mortgage loan obligations of such entities and other illiquid securities and (b) short-term money market instruments.  Such short-term money market instruments will reduce the Fund’s overall portfolio maturity and may reduce the Fund’s yield.

The Fund's shares are continuously offered subject to a sales charge generally ranging from 3.25% to .50% of the offering price.  Currently, there is no established secondary market for the Fund’s shares nor is one expected to develop. The Fund will, pursuant to a fundamental policy, make an offer quarterly to repurchase at net asset value a portion of its outstanding shares, beginning with the second full quarter following its commencement of operations. The percentage of the outstanding shares subject to repurchase will be set quarterly by the Board of Trustees and will be no less than 5% and no more than 25% of the Fund’s outstanding shares.   A repurchase fee, payable to the fund, in the amount of 1% of the net asset value of shares repurchased, limited to a maximum fee of $500.00 per shareholder per repurchase, will be charged in connection with the shares held for less than five years which are accepted by the Fund for repurchase pursuant to repurchase offers.

On September 23, 2005, the Fund issued 4,133.94 shares at $24.19 per share to Capstone Asset Management Company, the Fund's investment adviser.  The Fund commenced operations on October 4, 2005 when the registration of the Fund’s shares became effective.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations: The Fund’s investment in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values its investments in church bonds at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.  In determining fair value all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality (as determined by the Adviser), rates on U.S. Treasury bond, spreads between U.S. corporate and Treasury bonds, a risk premium (assigned by the Adviser) and bid/ask spreads.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities other than church mortgage bonds and church mortgage loans held in the Fund’s portfolio (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over the counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

Security Transactions and Investment Income:  Security transactions are recorded on the trade date.  Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $2,758,000 and $0, respectively, for the six months ended March 31, 2006.

Dividends and Distributions: Dividends from net investment income of the Fund are declared and paid monthly.  All net realized capital gains, if any, will be declared and distributed at least annually.  Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes: It is the Fund’s intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code.  Accordingly, no provision for federal income tax has been made.

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

xpenses during the year. Actual results could differ from these estimates.

Note 3. Investment Advisory Fee and other Related Party Transactions

Capstone Asset Management Company ("CAMCO" or "Adviser"), a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as investment adviser for the Fund.  CAMCO provides investment advisory and administrative services to other investment companies, and provides investment advisory services to pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Adviser provides the Fund with continuous investment advisory services, in accordance with an Investment Advisory Agreement (the "Advisory Agreement") between the Adviser and the Fund.  As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated daily at the annual rate of 0.45% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.40% on the next $500 million, and to 0.375% on average daily net assets in excess of $1.0 billion.  The advisor may in its sole discretion from time to time waive all or a portion of the investment advisory fee or reimburse the fund for all or a portion of its other expenses.

CAMCO also acts as administrator for the Fund.  For its services as administrator, CAMCO receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.

 Pursuant to an expense limitation agreement with the Fund, CAMCO has agreed, for a period of three years, to bear the Funds ordinary operating expenses to the extent such expenses exceed, in any fiscal year of the Fund, 1.00% of the Fund's average daily net assets.  Such ordinary operating expenses include, but are not limited to, the Fund’s investment advisory and administration fees and fees to other Fund service providers, but do not include payments under the Fund’s Service Plan, interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.  During the period $130,711 was reimbursed in connection with this expense limitation agreement.  A portion of of this $130,711 offsets the organization and issuance costs payable to the Adviser and a portion of which offsets the advisory and administrative expenses payable to the adviser.  In the event the Fund’s average daily expenses fall below 1.00% of average daily net assets on any business day, CAMCO will be entitled to be reimbursed to the extent of its unreimbursed fee waivers/reductions or other payments during any of the previous thirty six months, provided such reimbursements do not cause the Fund’s expenses to exceed 1.00% for that day.  As of March 31, 2006 the amount of this potential reimbursement is $130,711.

Capstone Asset Planning Company (the "Distributor"), acts as the principal underwriter of the Funds' shares pursuant to a written agreement with the Fund (the "Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the period ending March 31, 2006, the distributor received $4,874 in sales charges.

The Fund has adopted a Service Plan (the "Plan") for the Fund which permits the Fund to compensate the Distributor for services provided and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things, payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  Under the Plan, payments are made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations (which may include the Distributor itself), the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor.

The payable for organization and issuance costs is due to CAMCO as reimbursement for costs incurred by CAMCO on behalf of the Fund.

The President and Trustee of the Fund is President and a director of CAMCO and of the Distributor and also serves as President and director of Capstone Financial Services, Inc., parent company of CAMCO and the Distributor.  Some other officers of the Fund are also officers of CAMCO, the Distributor and Capstone Financial Services, Inc.

Note 4. Organization and Issuance Costs

Organization and issuance costs are $25,000 and $152,600, respectively.  The organization cost was expensed, on the effective date of the Fund's registration statement.  Issuance costs are being amortized ratably over a twelve-month period following the effective date of the Fund's registration.  Organization cost of $25,000 and issuance cost of $74,836 were expensed in the six months ended March 31, 2006.  These organization and issuance costs are included with all other Fund expenses in determining the expense limitation discussed in Note 3.

Note 5. Federal Income Taxes

As of March 31, 2006, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$2,805,099
Gross unrealized appreciation	5,128
Gross unrealized depreciation	(65,742)
Net unrealized appreciation	(60,614)
Undistributed ordinary income	7,078
Undistributed long-term capital gain	0
Total distributable earnings	7,078
Total accumulated earnings	(53,536)

The tax basis of investments, net unrealized appreciation and accumulated realized gains for tax and financial reporting are not materially different.

The tax character of distributions paid during the six months ended March 31, 2006 were as follows:

2006
Ordinary income	$56,427

Note 6. Concentration Risk

The Fund invests principally in church-related obligations that are collateralized by interests in real property.  Consequently, the Fund may be exposed to any negative developments affecting church-related institutions, as well as any negative developments affecting real property markets.

Note 7. Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

CAPSTONE CHURCH BOND FUND

ADDITIONAL INFORMATION

MARCH 31, 2006 (UNAUDITED)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are available without charge upon request by (1) calling the Fund at (800) 262-6631.  The Fund will report information regarding how the Fund voted proxies for the period from October 4, 2005 through June 30, 2006 on Form NP-X, which will be filed with the Securities and Exchange Commission (SEC) on or before August 31, 2006.  Form NP-X will be available on the SEC’s website at www.sec.gov subsequent to that date.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2006. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.

Capstone Church Bond Fund
BUILDING CHURCHES, BUILDING WEALTH

Capstone Church Bond Fund

For more complete information about the Capstone Church Bond Fund, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Capstone Asset Planning Company
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631
info@capstonefinancial.com

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changed in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date June 9, 2006

By /s/Carla Homer

* Carla Homer

   Treasurer

Date June 9, 2006

* Print the name and title of each signing officer under his or her signature.